Net Defined Benefit Liabilities (Assets) - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (139,461)
Effect on defined benefit obligation, decrease in assumption	₩ 150,568
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 145,687
Effect on defined benefit obligation, decrease in assumption	₩ (135,431)